Pension	12 Months Ended
Dec. 31, 2019
Pension [Abstract]
Pension
Note 31 – Pension

Defined Benefit Plans

As part of the Paragon acquisition on March 29, 2018, the Company acquired two defined benefit pension plans.

As of December 31, 2019, the Company sponsored two non-U.S. noncontributory defined benefit pension plans, the Paragon Offshore Enterprise Ltd and the Paragon Offshore Nederland B.V. pension plans, which cover certain Europe-based salaried employees. As of January 1, 2017, all active employees under the defined benefit pension plans were transferred to a defined contribution pension plan as related to their future service. The accrued benefits under the defined benefit plans were frozen and all employees became deferred members. The transfer to a defined contribution pension plan was accounted for as a curtailment during the year ended December 31, 2016.

As of December 31, 2019, our pension obligations represented an aggregate liability of $169.0 million and an aggregate asset of $169.3 million, representing the funded status of the plans. In the year ended December 31, 2019, aggregate periodic benefit costs showed interest cost of $1.9 million and an expected return on plan assets of $1.9 million. Our defined benefit pension plans are recorded at fair value. (see note 2).

A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans is as follows:

	As of December 31,
(In $ millions)	2019	2018
Benefit obligation at beginning of period	140.7	-
Benefit obligation acquired through business combination	-	147.2
Interest cost	1.9	1.6
Actuarial loss	30.4	4.2
Benefits paid	(1.5)	(1.0)
Foreign exchange rate changes	(2.5)	(11.3)
Benefit obligation at end of period	169.0	140.7

A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2019	2018
Fair value of plan assets at beginning of period	141.0	-
Plan assets acquired through business combination	-	146.5
Actual return on plan assets	32.3	5.8
Employer contribution	-	1.0
Benefits paid	(1.5)	(1.0)
Plan participants’ contributions	-	0.1
Foreign exchange rate changes	(2.5)	(11.2)
Fair value of plan assets at end of period	169.3	141.0

The funded status of the plans is as follows:

	As of December 31,
(In $ millions)	2019	2018
Funded status	0.3	0.3

Amounts recognized in the Consolidated Balance Sheet consist of:

	As of December 31,
(In $ millions)	2019	2018
Other assets – noncurrent	0.3	0.3
Net pension asset	0.3	0.3
Net amount recognized	0.3	0.3

Pension cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2019	2018
Interest cost	1.9	1.6
Expected return on plan assets	(1.9)	(1.6)
Net pension expense	-	-

Defined Benefit Plans - Disaggregated Plan Information

Disaggregated information regarding our pension plans is summarized below:

	As of December 31,
(In $ millions)	2019	2018
Projected benefit obligation	169.0	140.7
Accumulated benefit obligation	169.0	140.7
Fair value of plan assets	169.3	141.0

Defined Benefit Plans – Key Assumptions

The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2019	2018
Discount rate	0.54% to 0.42%	1.16% to 1.50%
Rate of compensation increase	Not applicable	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	January 1 2019 to December 31, 2019	March 29, 2018 to December 31, 2018
Discount rate	0.54% to 0.42%	1.16% to 1.50%
Expected long-term return on plan assets	0.54% to 0.42%	1.16% to 1.50%
Rate of compensation increase	Not applicable	Not applicable

The discount rates used to calculate the net present value of future benefit obligations are determined by using a yield curve of high-quality bond portfolios with an average maturity approximating that of the liabilities.

We use a portfolio return model to assess the initial reasonableness of the expected long-term rate of return on plan assets. To develop the expected long-term rate of return on assets, we considered the current level of expected returns on risk free investments (primarily government bonds), the historical level of risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets for the portfolio.

Defined Benefit Plans – Plan Assets

At December 31, 2019, assets of Paragon Offshore Enterprise Ltd and Paragon Offshore Nederland B.V. pension plans were invested in instruments that are similar in form to a guaranteed insurance contract. The plan assets are based on surrender values. Surrender values are calculated based on the Dutch Central Bank interest curve. This yield curve is based on inter-bank swap rates. There are no observable market values for the assets (Level 3); however, the amounts listed as plan assets were materially similar to the anticipated benefit obligations under the plans.

The actual fair value of our pension assets as of December 31, 2019 is as follows:

	Estimated Fair Value Measurements
(In $ millions)	Carrying Amount	Significant Unobservable Inputs (Level 3)
December 31, 2019
Guaranteed insurance contracts	169.0	169.0
Other	0.3	0.3
Total	169.3	169.3

The following table details the fair value activity related to the guaranteed insurance contract during the years.

	As of December 31,
	2019	2018
Balance as of January 1,	$141.0	$—
Acquisition of plan assets	-	146.5
Assets sold/benefits paid	(1.5)	0.1
Return on plan assets	32.3	5.8
Foreign exchange rate changes	(2.5)	(11.3)
Balance as of December 31,	169.3	141.0

Defined Benefit Plans – Cash Flows

In 2018 we contributed $1.0 million to our defined benefit pension plans, and we made no such contributions in 2019.

The following table summarizes the benefit payments at December 31, 2019 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2020	2021	2022	2023	2024	Five Years Thereafter
Estimated benefit payments	26.8	1.6	1.8	1.9	2.2	2.5	16.8